FINANCIAL INSTRUMENTS (Details Narrative) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Statement [Line Items]
Cash	$ 10,920	$ 24,765
Liquidity Risk [Member]
Statement [Line Items]
Cash	10,920
Working Capital	$ 12,273
Foreign Currency Risk [Member]
Statement [Line Items]
Asset And Liability Exposure, Description	A 10% change in the interest rate would not a result in a material impact on the Company’s operations
Impact On Net Earning (loss)	$ 67	143
Price Risk [Member]
Statement [Line Items]
Impact On Net Earning (loss)	69	26
Price Risk [Member] | Long-term investments [Member]
Statement [Line Items]
Impact On Net Earning (loss)	$ 132	$ 330